Trade and Other Payables, Accruals and Provisions	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables, Accruals and Provisions

21.Trade and Other Payables, Accruals and Provisions

The components of Trade and other payables and Accruals and provisions are reflected in the table below:

	As of December 31,
	2021	2020
	$’000	$’000
Trade payables	17,178	3,739
Accruals	36,366	15,409
Provisions	490	3,227
Taxation and Social Security	4,039	4,006
Employee loans	1,193	—
Other	276	—
	59,542	26,381